Offerings	Sep. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.000% Notes due 2028
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,602,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,764.14
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.600% Notes due 2032
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,665,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,620.61
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 996,400,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,548.84
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.700% Notes due 2055
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 497,155,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,114.43
Offering Note	See Offering Note 1.